Income Taxes - Summary of composition of income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current and deferred components of income tax expense
Current income tax	¥ 686		¥ 1,665	¥ 2,697
Deferred income tax	(22,294)		8,042	(2,142)
Income tax expense / (benefit)	(21,608)	$ (3,090)	¥ 9,707	¥ 555
Income tax benefits for Chinese mainland	(22,283)
income tax expenses for non-Chinese mainland operations	¥ 675